Debt (AR Securitization) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust				$ 450,000,000
Extension term	2 years
Accounts receivable securitization borrowings	$ 200,000,000	$ 0	$ 421,000,000	$ 0	$ 200,000,000
Weighted average interest rate					1.90%
Secured amount of accounts receivable					$ 224,000,000
Accounts Receivable Securitization [Roll Forward]
Beginning of year	200,000,000	0	421,000,000
Proceeds received	450,000,000	420,000,000	530,000,000
Repayment	(650,000,000)	(220,000,000)	(950,000,000)
Foreign exchange	0	0	(1,000,000)
End of year	$ 0	$ 200,000,000	$ 0